Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2011
Registrant Name	dei_EntityRegistrantName	CASH TRUST SERIES INC
Central Index Key	dei_EntityCentralIndexKey	0000852495
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul 29, 2011
Prospectus Date	rr_ProspectusDate	Jul 31, 2011

Federated Government Cash Series

Federated Government Cash Series (the "Fund")

RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of  $1.00 per Share. The Fund's investment objective is current income consistent with the stability of principal and liquidity.

RISK/RETURN SUMMARY: FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Federated Government Cash Series
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Federated Government Cash Series
Management Fee		0.50%
Distribution (12b-1) Fee		0.35%
Other Expenses		0.47%
Total Annual Fund Operating Expenses		1.32%
Fee Waivers and/or Expense Reimbursements	[1]	0.27%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		1.05%
[1]	The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 1.05% (the "Fee Limit") up to but not including the later of (the "Termination Date"): (a) August 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	Federated Government Cash Series
1 Year	134
3 Years	418
5 Years	723
10 Years	1,590

RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE

What are the Fund's Main Investment Strategies?

The Fund invests primarily in a portfolio of short-term U.S. Treasury and government securities. These investments include repurchase agreements collateralized fully by U.S. Treasury and government securities.

Certain of the government securities in which the Fund invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in government securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association ("Ginnie Mae"). Finally, the Fund may invest in a few government securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities.

In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 ("Rule 2a-7").

What are the Main Risks of Investing in the Fund?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The primary factors that may negatively impact the Fund's ability to maintain a stable NAV, delay the payment of redemptions by the Fund, or reduce the Fund's daily dividends include:

  Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities.
  Issuer Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Counterparty Credit Risk . A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
  Call Risk. The Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below its current market value.
  Risks Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the yield of the securities purchased is less than that of the securities already in the Fund's portfolio, or if the Fund holds cash, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will cause the Fund's yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
  Risks Associated with use of Amortized Cost. In the unlikely event that the Fund's Board of Directors ("Board") were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund's amortized cost per Share and its market-based NAV per Share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results. The Board has the authority to liquidate the Fund by transferring all the Fund's assets to another money market mutual fund in exchange for shares of that money market mutual fund and distributing in-kind the shares of such other money market mutual fund to the Fund's shareholders. The Fund may effect such a liquidation without approval or consent of the Fund's shareholders.
  Changing Distribution Levels Risk. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation.

The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Performance: Bar Chart and Table

Risk/Return Bar Chart

The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the "Products" section at FederatedInvestors.com or by calling 1-800-341-7400.

Federated Government Cash Series -

The Fund's total return for the six-month period from January 1, 2011 to June 30, 2011, was 0.00%.

Within the periods shown in the bar chart, the Fund's highest quarterly return was 1.17% (quarter ended March 31, 2001). Its lowest quarterly return was 0.00% (quarter ended June 30, 2009).

Average Annual Total Return Table

The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 2010.
Average Annual Total Returns -	Federated Government Cash Series
1 Year	0.01%
5 Years	1.94%
10 Years	1.64%

The Fund's 7-Day Net Yield as of December 31, 2010, was 0.01%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CASH TRUST SERIES INC
Prospectus Date	rr_ProspectusDate	Jul 31, 2011
Federated Government Cash Series | Federated Government Cash Series
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.27%	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.05%
1 Year	rr_ExpenseExampleYear01	134
3 Years	rr_ExpenseExampleYear03	418
5 Years	rr_ExpenseExampleYear05	723
10 Years	rr_ExpenseExampleYear10	1,590
Annual Return 2001	rr_AnnualReturn2001	3.17%
Annual Return 2002	rr_AnnualReturn2002	0.85%
Annual Return 2003	rr_AnnualReturn2003	0.18%
Annual Return 2004	rr_AnnualReturn2004	0.34%
Annual Return 2005	rr_AnnualReturn2005	2.22%
Annual Return 2006	rr_AnnualReturn2006	4.03%
Annual Return 2007	rr_AnnualReturn2007	4.20%
Annual Return 2008	rr_AnnualReturn2008	1.52%
Annual Return 2009	rr_AnnualReturn2009	0.02%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return for the six-month period from January 1, 2011 to June 30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	1.94%
10 Years	rr_AverageAnnualReturnYear10	1.64%
Federated Government Cash Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Federated Government Cash Series (the "Fund")

Objective [Heading]	rr_ObjectiveHeading

RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of  $1.00 per Share. The Fund's investment objective is current income consistent with the stability of principal and liquidity.

Expense [Heading]	rr_ExpenseHeading

RISK/RETURN SUMMARY: FEES AND EXPENSES

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 1, 2012
Fee Waiver or Reimbursement Over Assets, Later of Termination or Next Effective Prospectus	cik0000852495_FeeWaiverOrReimbursementOverAssetsLaterOfTerminationOrNextEffectiveProspectus	the later of (the "Termination Date"): (a) August 1, 2012; or (b) the date of the Fund's next effective Prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading

Example

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading

RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE

What are the Fund's Main Investment Strategies?

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in a portfolio of short-term U.S. Treasury and government securities. These investments include repurchase agreements collateralized fully by U.S. Treasury and government securities.

Certain of the government securities in which the Fund invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in government securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association ("Ginnie Mae"). Finally, the Fund may invest in a few government securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities.

In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 ("Rule 2a-7").

Risk [Heading]	rr_RiskHeading

What are the Main Risks of Investing in the Fund?

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The primary factors that may negatively impact the Fund's ability to maintain a stable NAV, delay the payment of redemptions by the Fund, or reduce the Fund's daily dividends include:

  Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities.
  Issuer Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Counterparty Credit Risk . A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
  Call Risk. The Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below its current market value.
  Risks Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the yield of the securities purchased is less than that of the securities already in the Fund's portfolio, or if the Fund holds cash, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will cause the Fund's yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
  Risks Associated with use of Amortized Cost. In the unlikely event that the Fund's Board of Directors ("Board") were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund's amortized cost per Share and its market-based NAV per Share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results. The Board has the authority to liquidate the Fund by transferring all the Fund's assets to another money market mutual fund in exchange for shares of that money market mutual fund and distributing in-kind the shares of such other money market mutual fund to the Fund's shareholders. The Fund may effect such a liquidation without approval or consent of the Fund's shareholders.
  Changing Distribution Levels Risk. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation.

The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

Performance: Bar Chart and Table

Risk/Return Bar Chart

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the "Products" section at FederatedInvestors.com or by calling 1-800-341-7400.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Shares total returns on a calendar year-by-year basis.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-341-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	FederatedInvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Federated Government Cash Series -
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's total return for the six-month period from January 1, 2011 to June 30, 2011, was 0.00%.

Within the periods shown in the bar chart, the Fund's highest quarterly return was 1.17% (quarter ended March 31, 2001). Its lowest quarterly return was 0.00% (quarter ended June 30, 2009).

Performance Table Heading	rr_PerformanceTableHeading

Average Annual Total Return Table

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 2010.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Fund's 7-Day Net Yield as of December 31, 2010, was 0.01%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The Fund's 7-Day Net Yield as of December 31, 2010
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-341-7400
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.01%

[1]	The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 1.05% (the "Fee Limit") up to but not including the later of (the "Termination Date"): (a) August 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Directors.

Federated Municipal Cash Series

Federated Municipal Cash Series (the "Fund")

RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of  $1.00 per Share. The Fund's investment objective is to provide current income which is exempt from federal regular income tax consistent with stability of principal.

RISK/RETURN SUMMARY: FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Federated Municipal Cash Series
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Federated Municipal Cash Series
Management Fee		0.50%
Distribution (12b-1) Fee		0.35%
Other Expenses		0.48%
Total Annual Fund Operating Expenses		1.33%
Fee Waivers and/or Expense Reimbursements	[1]	0.28%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		1.05%
[1]	The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 1.05% (the "Fee Limit") up to but not including the later of (the "Termination Date"): (a) August 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated, or the Fee Limit increased, prior to the Termination Date with the agreement of the Fund's Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	Federated Municipal Cash Series
1 Year	135
3 Years	421
5 Years	729
10 Years	1,601

RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE

What are the Fund's Main Investment Strategies?

The Fund invests in a portfolio of short-term, high-quality, tax-exempt securities. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT). The Fund invests in a portfolio of securities maturing in 397 days or less.

Tax-exempt securities are fixed income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Fund's investment adviser to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds and tax-exempt commercial paper; and (b) interests in securities of other investment companies.

In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 ("Rule 2a-7").

What are the Main Risks of Investing in the Fund?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The primary factors that may negatively impact the Fund's ability to maintain a stable NAV, delay the payment of redemptions by the Fund, or reduce the Fund's daily dividends include:

  Issuer Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.
  Interest Rate Risk. Prices of fixed-income securities (including tax-exempt securities) generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities.
  Call Risk. The Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below or above its current market value.
  Sector Risk. A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers or entities.
  Tax Risk. In order to be tax exempt, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
  Liquidity Risk. Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund Shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.
  Credit Enhancement Risk. The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund.
  Risk Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the yield of the securities purchased is less than that of the securities already in the Fund's portfolio, or if the Fund holds cash, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will cause the Fund's yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
  Risk Associated with use of Amortized Cost. In the unlikely event that the Fund's Board of Directors ("Board") were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund's amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results. The Board has the authority to liquidate the Fund by transferring all the Fund's assets to another money market mutual fund in exchange for shares of that money market mutual fund and distributing in-kind the shares of such other money market mutual fund to the Fund's shareholders. In certain cases, the Fund may effect such a liquidation without approval or consent of the Fund's shareholders.
  Changing Distribution Levels Risk. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation.

The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Performance: Bar Chart and Table

Risk/Return Bar Chart

The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the "Products" section at FederatedInvestors.com or by calling 1-800-341-7400.

Federated Municipal Cash Series

The Fund's total return for the six-month period from January 1, 2011 to June 30, 2011, was 0.00%.

Within the periods shown in the bar chart, the Fund's Shares highest quarterly return was 0.70% (quarter ended June 30, 2007). Its lowest quarterly return was 0.00% (quarter ended September 30, 2010).

Average Annual Total Return Table

The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 2010.
Average Annual Total Returns -	Federated Municipal Cash Series
1 Year	none
5 Years	1.42%
10 Years	1.18%

The Fund's 7-Day Net Yield as of December 31, 2010 was 0.00%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CASH TRUST SERIES INC
Prospectus Date	rr_ProspectusDate	Jul 31, 2011
Federated Municipal Cash Series | Federated Municipal Cash Series
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.28%	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.05%
1 Year	rr_ExpenseExampleYear01	135
3 Years	rr_ExpenseExampleYear03	421
5 Years	rr_ExpenseExampleYear05	729
10 Years	rr_ExpenseExampleYear10	1,601
Annual Return 2001	rr_AnnualReturn2001	2.04%
Annual Return 2002	rr_AnnualReturn2002	0.67%
Annual Return 2003	rr_AnnualReturn2003	0.23%
Annual Return 2004	rr_AnnualReturn2004	0.30%
Annual Return 2005	rr_AnnualReturn2005	1.51%
Annual Return 2006	rr_AnnualReturn2006	2.55%
Annual Return 2007	rr_AnnualReturn2007	2.76%
Annual Return 2008	rr_AnnualReturn2008	1.62%
Annual Return 2009	rr_AnnualReturn2009	0.17%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return for the six-month period from January 1, 2011 to June 30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	1.42%
10 Years	rr_AverageAnnualReturnYear10	1.18%
Federated Municipal Cash Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Federated Municipal Cash Series (the "Fund")

Objective [Heading]	rr_ObjectiveHeading

RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of  $1.00 per Share. The Fund's investment objective is to provide current income which is exempt from federal regular income tax consistent with stability of principal.

Expense [Heading]	rr_ExpenseHeading

RISK/RETURN SUMMARY: FEES AND EXPENSES

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 1, 2012
Fee Waiver or Reimbursement Over Assets, Later of Termination or Next Effective Prospectus	cik0000852495_FeeWaiverOrReimbursementOverAssetsLaterOfTerminationOrNextEffectiveProspectus	the later of (the "Termination Date"): (a) August 1, 2012; or (b) the date of the Fund's next effective Prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading

Example

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading

RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE

What are the Fund's Main Investment Strategies?

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in a portfolio of short-term, high-quality, tax-exempt securities. The Fund will invest its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT). The Fund invests in a portfolio of securities maturing in 397 days or less.

Tax-exempt securities are fixed income securities that, in the opinion of bond counsel to the issuer or on the basis of another authority believed by the Fund's investment adviser to be reliable, pay interest that is not subject to federal regular income taxes. The types of securities in which the Fund may principally invest include: (a) tax-exempt securities such as the following types, some of which may be subject to credit enhancement: variable rate demand instruments, municipal notes, general obligation bonds, special revenue bonds, private activity bonds and tax-exempt commercial paper; and (b) interests in securities of other investment companies.

In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 ("Rule 2a-7").

Risk [Heading]	rr_RiskHeading

What are the Main Risks of Investing in the Fund?

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The primary factors that may negatively impact the Fund's ability to maintain a stable NAV, delay the payment of redemptions by the Fund, or reduce the Fund's daily dividends include:

  Issuer Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.
  Interest Rate Risk. Prices of fixed-income securities (including tax-exempt securities) generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities.
  Call Risk. The Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below or above its current market value.
  Sector Risk. A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers or entities.
  Tax Risk. In order to be tax exempt, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
  Liquidity Risk. Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund Shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.
  Credit Enhancement Risk. The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund.
  Risk Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the yield of the securities purchased is less than that of the securities already in the Fund's portfolio, or if the Fund holds cash, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will cause the Fund's yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
  Risk Associated with use of Amortized Cost. In the unlikely event that the Fund's Board of Directors ("Board") were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund's amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results. The Board has the authority to liquidate the Fund by transferring all the Fund's assets to another money market mutual fund in exchange for shares of that money market mutual fund and distributing in-kind the shares of such other money market mutual fund to the Fund's shareholders. In certain cases, the Fund may effect such a liquidation without approval or consent of the Fund's shareholders.
  Changing Distribution Levels Risk. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation.

The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

Performance: Bar Chart and Table

Risk/Return Bar Chart

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the "Products" section at FederatedInvestors.com or by calling 1-800-341-7400.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's total returns on a calendar year-by-year basis.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-341-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	FederatedInvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Federated Municipal Cash Series
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's total return for the six-month period from January 1, 2011 to June 30, 2011, was 0.00%.

Within the periods shown in the bar chart, the Fund's Shares highest quarterly return was 0.70% (quarter ended June 30, 2007). Its lowest quarterly return was 0.00% (quarter ended September 30, 2010).

Performance Table Heading	rr_PerformanceTableHeading

Average Annual Total Return Table

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 2010.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Fund's 7-Day Net Yield as of December 31, 2010 was 0.00%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The Fund's 7-Day Net Yield as of December 31, 2010
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-341-7400
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.00%

[1]	The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 1.05% (the "Fee Limit") up to but not including the later of (the "Termination Date"): (a) August 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated, or the Fee Limit increased, prior to the Termination Date with the agreement of the Fund's Board of Directors.

Federated Prime Cash Series

Federated Prime Cash Series (the "Fund")

RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of  $1.00 per Share. The Fund's investment objective is current income consistent with the stability of principal and liquidity.

RISK/RETURN SUMMARY: FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Federated Prime Cash Series
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Federated Prime Cash Series
Management Fee		0.50%
Distribution (12b-1) Fee		0.35%
Other Expenses		0.48%
Total Annual Fund Operating Expenses		1.33%
Fee Waivers and/or Expense Reimbursements	[1]	0.28%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		1.05%
[1]	The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 1.05% (the "Fee Limit") up to but not including the later of (the "Termination Date"): (a) August 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	Federated Prime Cash Series
1 Year	135
3 Years	421
5 Years	729
10 Years	1,601

RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE

What are the Fund's Main Investment Strategies?

The Fund invests primarily in a portfolio of high-quality, dollar-denominated, fixed-income securities which: (1) are issued by banks, corporations and the U.S. government; and (2) mature in 397 days or less.

Certain of the government securities in which the Fund invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in government securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association ("Ginnie Mae"). Finally, the Fund may invest in a few government securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities.

In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 ("Rule 2a-7").

What are the Main Risks of Investing in the Fund?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The primary factors that may negatively impact the Fund's ability to maintain a stable NAV, delay the payment of redemptions by the Fund, or reduce the Fund's daily dividends include:

  Issuer Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.
  Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities.
  Liquidity Risk. Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund Shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.
  Sector Risk. A substantial part of the Fund's portfolio may be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these companies.
  Credit Enhancement Risk. The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit enhanced by the same credit enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such a credit enhancement provider.
  Risks of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
  Prepayment Risk. The Fund may invest in asset-backed and mortgage-backed securities, which may be subject to prepayment risk. If interest rates fall, and unscheduled prepayments on such securities accelerate, the Fund will be required to reinvest the proceeds at the lower interest rates then available.
  Risks Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the yield of the securities purchased is less than that of the securities already in the Fund's portfolio, or if the Fund holds cash, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will cause the Fund's yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
  Risks Associated with use of Amortized Cost. In the unlikely event that the Fund's Board of Directors ("Board") were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund's amortized cost per Share and its market-based NAV per Share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results. The Board has the authority to liquidate the Fund by transferring all the Fund's assets to another money market mutual fund in exchange for shares of that money market mutual fund and distributing in-kind the shares of such other money market mutual fund to the Fund's shareholders. The Fund may effect such a liquidation without the approval or consent of the Fund's shareholders. The Fund may effect such a liquidation without approval or consent of the Fund's shareholders.
  Changing Distribution Levels Risk. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation.

The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Performance: Bar Chart and Table

Risk/Return Bar Chart

The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the "Products" section at FederatedInvestors.com or by calling 1-800-341-7400.

Federated Prime Cash Series

The Fund's total return for the six-month period from January 1, 2011 to June 30, 2011 was 0.00%.

Within the periods shown in the bar chart, the Fund's highest quarterly return was 1.24% (quarter ended March 31, 2001). Its lowest quarterly return was 0.00% (quarter ended December 31, 2010).

Average Annual Total Return Table

The following table represents the Fund's Average Annual Total Returns for the calendar period ended December 31, 2010.
Average Annual Total Returns -	Federated Prime Cash Series
1 Year	0.01%
5 Years	2.20%
10 Years	1.83%

The Fund's 7-Day Net Yield as of December 31, 2010, was 0.01%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CASH TRUST SERIES INC
Prospectus Date	rr_ProspectusDate	Jul 31, 2011
Federated Prime Cash Series | Federated Prime Cash Series
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.28%	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.05%
1 Year	rr_ExpenseExampleYear01	135
3 Years	rr_ExpenseExampleYear03	421
5 Years	rr_ExpenseExampleYear05	729
10 Years	rr_ExpenseExampleYear10	1,601
Annual Return 2001	rr_AnnualReturn2001	3.41%
Annual Return 2002	rr_AnnualReturn2002	0.98%
Annual Return 2003	rr_AnnualReturn2003	0.27%
Annual Return 2004	rr_AnnualReturn2004	0.42%
Annual Return 2005	rr_AnnualReturn2005	2.31%
Annual Return 2006	rr_AnnualReturn2006	4.12%
Annual Return 2007	rr_AnnualReturn2007	4.40%
Annual Return 2008	rr_AnnualReturn2008	2.31%
Annual Return 2009	rr_AnnualReturn2009	0.22%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return for the six-month period from January 1, 2011 to June 30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	2.20%
10 Years	rr_AverageAnnualReturnYear10	1.83%
Federated Prime Cash Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Federated Prime Cash Series (the "Fund")

Objective [Heading]	rr_ObjectiveHeading

RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of  $1.00 per Share. The Fund's investment objective is current income consistent with the stability of principal and liquidity.

Expense [Heading]	rr_ExpenseHeading

RISK/RETURN SUMMARY: FEES AND EXPENSES

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 1, 2012
Fee Waiver or Reimbursement Over Assets, Later of Termination or Next Effective Prospectus	cik0000852495_FeeWaiverOrReimbursementOverAssetsLaterOfTerminationOrNextEffectiveProspectus	the later of (the "Termination Date"): (a) August 1, 2012; or (b) the date of the Fund's next effective Prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading

Example

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading

RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE

What are the Fund's Main Investment Strategies?

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in a portfolio of high-quality, dollar-denominated, fixed-income securities which: (1) are issued by banks, corporations and the U.S. government; and (2) mature in 397 days or less.

Certain of the government securities in which the Fund invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in government securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association ("Ginnie Mae"). Finally, the Fund may invest in a few government securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities.

In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 ("Rule 2a-7").

Risk [Heading]	rr_RiskHeading

What are the Main Risks of Investing in the Fund?

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The primary factors that may negatively impact the Fund's ability to maintain a stable NAV, delay the payment of redemptions by the Fund, or reduce the Fund's daily dividends include:

  Issuer Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.
  Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities.
  Liquidity Risk. Liquidity risk is the risk that the Fund will experience significant net redemptions of Fund Shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.
  Sector Risk. A substantial part of the Fund's portfolio may be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these companies.
  Credit Enhancement Risk. The securities in which the Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit enhanced by the same credit enhancement provider will increase the adverse effects on the Fund that are likely to result from a downgrading of, or a default by, such a credit enhancement provider.
  Risks of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
  Prepayment Risk. The Fund may invest in asset-backed and mortgage-backed securities, which may be subject to prepayment risk. If interest rates fall, and unscheduled prepayments on such securities accelerate, the Fund will be required to reinvest the proceeds at the lower interest rates then available.
  Risks Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the yield of the securities purchased is less than that of the securities already in the Fund's portfolio, or if the Fund holds cash, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will cause the Fund's yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
  Risks Associated with use of Amortized Cost. In the unlikely event that the Fund's Board of Directors ("Board") were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund's amortized cost per Share and its market-based NAV per Share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results. The Board has the authority to liquidate the Fund by transferring all the Fund's assets to another money market mutual fund in exchange for shares of that money market mutual fund and distributing in-kind the shares of such other money market mutual fund to the Fund's shareholders. The Fund may effect such a liquidation without the approval or consent of the Fund's shareholders. The Fund may effect such a liquidation without approval or consent of the Fund's shareholders.
  Changing Distribution Levels Risk. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation.

The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

Performance: Bar Chart and Table

Risk/Return Bar Chart

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the "Products" section at FederatedInvestors.com or by calling 1-800-341-7400.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Shares total returns on a calendar year-by-year basis.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-341-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	FederatedInvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Federated Prime Cash Series
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's total return for the six-month period from January 1, 2011 to June 30, 2011 was 0.00%.

Within the periods shown in the bar chart, the Fund's highest quarterly return was 1.24% (quarter ended March 31, 2001). Its lowest quarterly return was 0.00% (quarter ended December 31, 2010).

Performance Table Heading	rr_PerformanceTableHeading

Average Annual Total Return Table

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table represents the Fund's Average Annual Total Returns for the calendar period ended December 31, 2010.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Fund's 7-Day Net Yield as of December 31, 2010, was 0.01%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The Fund's 7-Day Net Yield as of December 31, 2010
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-341-7400
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.01%

[1]	The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 1.05% (the "Fee Limit") up to but not including the later of (the "Termination Date"): (a) August 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Directors.

Federated Treasury Cash Series

Federated Treasury Cash Series (the "Fund")

RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of  $1.00 per Share. The Fund's investment objective is current income consistent with stability of principal and liquidity.

RISK/RETURN SUMMARY: FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Federated Treasury Cash Series
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Federated Treasury Cash Series
Management Fee		0.50%
Distribution (12b-1) Fee		0.35%
Other Expenses		0.48%
Total Annual Fund Operating Expenses		1.33%
Fee Waivers and/or Expense Reimbursements	[1]	0.28%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		1.05%
[1]	The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 1.05% (the "Fee Limit") up to but not including the later of (the "Termination Date"): (a) August 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	Federated Treasury Cash Series
1 Year	135
3 Years	421
5 Years	729
10 Years	1,601

RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE

What are the Fund's Main Investment Strategies?

The Fund invests primarily in a portfolio of short-term U.S. Treasury securities. These investments include repurchase agreements collateralized fully by U.S. Treasury securities.

In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 ("Rule 2a-7").

What are the Main Risks of Investing in the Fund?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The primary factors that may negatively impact the Fund's ability to maintain a stable NAV, delay the payment of redemptions by the Fund, or reduce the Fund's daily dividends include:

  Interest Rate Risk. Prices of U.S. Treasury securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of U.S. Treasury securities with longer maturities.
  Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
  Risks Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the yield of the securities purchased is less than that of the securities already in the Fund's portfolio, or if the Fund holds cash, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will cause the Fund's yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
  Risks Associated with use of Amortized Cost. In the unlikely event that the Fund's Board of Directors ("Board") were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund's amortized cost per Share and its market-based NAV per Share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results. The Board has the authority to liquidate the Fund by transferring all of the Fund's assets to another money market mutual fund in exchange for shares of that money market mutual fund and distributing in-kind the shares of such other money market mutual fund to the Fund's shareholders. The Fund may effect such a liquidation without the approval or consent of the Fund's shareholders.
  Changing Distribution Levels Risk. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation.

The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Performance: Bar Chart and Table

Risk/Return Bar Chart

The bar chart and performance table shown below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the "Products" section at FederatedInvestors.com or by calling 1-800-341-7400.

Federated Treasury Cash Series

The Fund's total return for the six-month period from January 1, 2011 to June 30, 2011, was 0.00%.

Within the periods shown in the bar chart, the Fund's highest quarterly return was 1.15% (quarter ended March 31, 2001). Its lowest quarterly return was 0.00% (quarter ended December 31, 2010).

Average Annual Total Return Table

The following table represents the Fund's Average Annual Total Returns for the calendar period ended December 31, 2010.
Average Annual Total Returns -	Federated Treasury Cash Series
1 Year	none
5 Years	1.75%
10 Years	1.52%

The Fund's 7-Day Net Yield as of December 31, 2010, was 0.00%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CASH TRUST SERIES INC
Prospectus Date	rr_ProspectusDate	Jul 31, 2011
Federated Treasury Cash Series | Federated Treasury Cash Series
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.28%	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.05%
1 Year	rr_ExpenseExampleYear01	135
3 Years	rr_ExpenseExampleYear03	421
5 Years	rr_ExpenseExampleYear05	729
10 Years	rr_ExpenseExampleYear10	1,601
Annual Return 2001	rr_AnnualReturn2001	3.01%
Annual Return 2002	rr_AnnualReturn2002	0.87%
Annual Return 2003	rr_AnnualReturn2003	0.17%
Annual Return 2004	rr_AnnualReturn2004	0.30%
Annual Return 2005	rr_AnnualReturn2005	2.15%
Annual Return 2006	rr_AnnualReturn2006	3.97%
Annual Return 2007	rr_AnnualReturn2007	3.95%
Annual Return 2008	rr_AnnualReturn2008	0.92%
Annual Return 2009	rr_AnnualReturn2009	0.00%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return for the six-month period from January 1, 2011 to June 30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	1.75%
10 Years	rr_AverageAnnualReturnYear10	1.52%
Federated Treasury Cash Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Federated Treasury Cash Series (the "Fund")

Objective [Heading]	rr_ObjectiveHeading

RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of  $1.00 per Share. The Fund's investment objective is current income consistent with stability of principal and liquidity.

Expense [Heading]	rr_ExpenseHeading

RISK/RETURN SUMMARY: FEES AND EXPENSES

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 1, 2012
Fee Waiver or Reimbursement Over Assets, Later of Termination or Next Effective Prospectus	cik0000852495_FeeWaiverOrReimbursementOverAssetsLaterOfTerminationOrNextEffectiveProspectus	the later of (the "Termination Date"): (a) August 1, 2012; or (b) the date of the Fund's next effective Prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading

Example

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading

RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE

What are the Fund's Main Investment Strategies?

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in a portfolio of short-term U.S. Treasury securities. These investments include repurchase agreements collateralized fully by U.S. Treasury securities.

In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 ("Rule 2a-7").

Risk [Heading]	rr_RiskHeading

What are the Main Risks of Investing in the Fund?

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The primary factors that may negatively impact the Fund's ability to maintain a stable NAV, delay the payment of redemptions by the Fund, or reduce the Fund's daily dividends include:

  Interest Rate Risk. Prices of U.S. Treasury securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of U.S. Treasury securities with longer maturities.
  Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
  Risks Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the yield of the securities purchased is less than that of the securities already in the Fund's portfolio, or if the Fund holds cash, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will cause the Fund's yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
  Risks Associated with use of Amortized Cost. In the unlikely event that the Fund's Board of Directors ("Board") were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund's amortized cost per Share and its market-based NAV per Share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results. The Board has the authority to liquidate the Fund by transferring all of the Fund's assets to another money market mutual fund in exchange for shares of that money market mutual fund and distributing in-kind the shares of such other money market mutual fund to the Fund's shareholders. The Fund may effect such a liquidation without the approval or consent of the Fund's shareholders.
  Changing Distribution Levels Risk. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation.

The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

Performance: Bar Chart and Table

Risk/Return Bar Chart

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the "Products" section at FederatedInvestors.com or by calling 1-800-341-7400.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Shares total returns on a calendar year-by-year basis.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-341-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	FederatedInvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Federated Treasury Cash Series
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's total return for the six-month period from January 1, 2011 to June 30, 2011, was 0.00%.

Within the periods shown in the bar chart, the Fund's highest quarterly return was 1.15% (quarter ended March 31, 2001). Its lowest quarterly return was 0.00% (quarter ended December 31, 2010).

Performance Table Heading	rr_PerformanceTableHeading

Average Annual Total Return Table

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table represents the Fund's Average Annual Total Returns for the calendar period ended December 31, 2010.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Fund's 7-Day Net Yield as of December 31, 2010, was 0.00%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The Fund's 7-Day Net Yield as of December 31, 2010
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-341-7400
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.00%

[1]	The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 1.05% (the "Fee Limit") up to but not including the later of (the "Termination Date"): (a) August 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Directors.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 31, 2011